American Century Investments®
Quarterly Portfolio Holdings
VP Disciplined Core Value Fund
September 30, 2022

VP Disciplined Core Value - Schedule of Investments
SEPTEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
Aerospace and Defense — 2.8%
General Dynamics Corp.	13,947	2,959,135
Huntington Ingalls Industries, Inc.	7,678	1,700,677
Northrop Grumman Corp.	3,579	1,683,275
Raytheon Technologies Corp.	37,824	3,096,273
		9,439,360
Auto Components — 0.4%
BorgWarner, Inc.	41,515	1,303,571
Automobiles — 0.9%
Honda Motor Co. Ltd.	143,500	3,114,778
Banks — 8.3%
Bank of America Corp.	58,964	1,780,713
Bank of Montreal	46,061	4,036,786
East West Bancorp, Inc.	48,217	3,237,289
First Citizens BancShares, Inc., Class A	1,686	1,344,467
JPMorgan Chase & Co.	41,607	4,347,931
KeyCorp	262,034	4,197,785
Regions Financial Corp.	154,876	3,108,361
Royal Bank of Canada	31,123	2,802,163
Western Alliance Bancorp	43,127	2,835,169
		27,690,664
Beverages — 1.8%
Coca-Cola Co.	48,538	2,719,099
PepsiCo, Inc.	19,273	3,146,510
		5,865,609
Biotechnology — 4.7%
AbbVie, Inc.	28,393	3,810,624
Amgen, Inc.	12,121	2,732,073
Exelixis, Inc.(1)	91,673	1,437,433
Gilead Sciences, Inc.	18,715	1,154,528
Horizon Therapeutics PLC(1)	28,412	1,758,419
Regeneron Pharmaceuticals, Inc.(1)	7,148	4,924,043
		15,817,120
Building Products — 1.4%
Builders FirstSource, Inc.(1)	30,979	1,825,283
Owens Corning	38,305	3,011,156
		4,836,439
Capital Markets — 2.1%
Morgan Stanley	21,114	1,668,217
Raymond James Financial, Inc.	22,053	2,179,278
SEI Investments Co.	67,844	3,327,748
		7,175,243
Chemicals — 2.1%
CF Industries Holdings, Inc.	30,913	2,975,376
Linde PLC	5,068	1,366,282
LyondellBasell Industries NV, Class A	18,682	1,406,381
Olin Corp.	30,977	1,328,294
		7,076,333

Commercial Services and Supplies — 0.5%
Republic Services, Inc.	6,171	839,503
Waste Management, Inc.	5,226	837,257
		1,676,760
Communications Equipment — 1.0%
Nokia Oyj, ADR	601,776	2,569,584
Telefonaktiebolaget LM Ericsson, ADR	144,533	829,619
		3,399,203
Containers and Packaging — 0.3%
WestRock Co.	36,322	1,121,987
Distributors — 0.3%
LKQ Corp.	18,931	892,597
Diversified Consumer Services — 0.5%
H&R Block, Inc.	40,889	1,739,418
Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B(1)	13,351	3,564,984
Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc.	101,157	3,840,931
Electric Utilities — 1.5%
AES Corp.	83,122	1,878,557
NRG Energy, Inc.	83,389	3,191,297
		5,069,854
Electronic Equipment, Instruments and Components — 0.4%
Vishay Intertechnology, Inc.	76,908	1,368,193
Entertainment — 1.4%
Electronic Arts, Inc.	39,289	4,546,130
Equity Real Estate Investment Trusts (REITs) — 0.6%
Weyerhaeuser Co.	70,520	2,014,051
Food and Staples Retailing — 5.4%
Albertsons Cos., Inc., Class A	162,504	4,039,850
Costco Wholesale Corp.	5,407	2,553,564
Kroger Co.	143,227	6,266,181
Walmart, Inc.	39,497	5,122,761
		17,982,356
Food Products — 3.7%
Archer-Daniels-Midland Co.	30,400	2,445,680
Darling Ingredients, Inc.(1)	11,955	790,823
General Mills, Inc.	32,478	2,488,140
Hershey Co.	7,369	1,624,643
J.M. Smucker Co.	6,166	847,270
Mondelez International, Inc., Class A	43,856	2,404,625
Tyson Foods, Inc., Class A	28,038	1,848,545
		12,449,726
Gas Utilities — 0.4%
UGI Corp.	41,182	1,331,414
Health Care Equipment and Supplies — 1.3%
Abbott Laboratories	17,163	1,660,692
Hologic, Inc.(1)	43,552	2,809,975
		4,470,667
Health Care Providers and Services — 9.3%
Centene Corp.(1)	38,640	3,006,578
Cigna Corp.	17,806	4,940,631
CVS Health Corp.	77,467	7,388,028
Elevance Health, Inc.	7,610	3,456,767
Henry Schein, Inc.(1)	30,399	1,999,342

McKesson Corp.	22,883	7,777,245
Quest Diagnostics, Inc.	6,973	855,517
UnitedHealth Group, Inc.	2,916	1,472,697
		30,896,805
Hotels, Restaurants and Leisure — 0.9%
McDonald's Corp.	13,489	3,112,452
Independent Power and Renewable Electricity Producers — 0.5%
Vistra Corp.	80,467	1,689,807
Insurance — 5.9%
Allstate Corp.	37,033	4,611,719
Arthur J Gallagher & Co.	5,557	951,470
Chubb Ltd.	6,576	1,196,043
Everest Re Group Ltd.	13,762	3,611,699
Marsh & McLennan Cos., Inc.	20,563	3,069,850
Old Republic International Corp.	37,472	784,289
Progressive Corp.	29,817	3,465,034
Travelers Cos., Inc.	6,673	1,022,304
W R Berkley Corp.	17,380	1,122,400
		19,834,808
Interactive Media and Services — 1.1%
Alphabet, Inc., Class A(1)	21,874	2,092,248
Meta Platforms, Inc., Class A(1)	11,986	1,626,261
		3,718,509
IT Services — 2.1%
Akamai Technologies, Inc.(1)	14,482	1,163,194
Cognizant Technology Solutions Corp., Class A	75,540	4,339,018
MAXIMUS, Inc.	24,666	1,427,421
		6,929,633
Life Sciences Tools and Services — 1.3%
PerkinElmer, Inc.	21,040	2,531,743
Thermo Fisher Scientific, Inc.	3,253	1,649,889
		4,181,632
Machinery — 3.1%
AGCO Corp.	9,094	874,570
Cummins, Inc.	17,311	3,522,962
Oshkosh Corp.	36,903	2,593,912
Snap-on, Inc.	17,041	3,431,205
		10,422,649
Media — 0.4%
Fox Corp., Class A	43,810	1,344,091
Metals and Mining — 1.2%
Nucor Corp.	31,654	3,386,661
Steel Dynamics, Inc.	8,681	615,917
		4,002,578
Multi-Utilities — 0.6%
DTE Energy Co.	8,126	934,896
Sempra Energy	6,271	940,274
		1,875,170
Oil, Gas and Consumable Fuels — 9.1%
APA Corp.	45,191	1,545,080
Equinor ASA, ADR	137,992	4,568,915
Exxon Mobil Corp.	155,405	13,568,411
Marathon Petroleum Corp.	18,403	1,827,970
Phillips 66	25,220	2,035,758

Shell PLC, ADR	52,064	2,590,705
Valero Energy Corp.	38,847	4,150,802
		30,287,641
Pharmaceuticals — 5.3%
Bristol-Myers Squibb Co.	87,952	6,252,508
Johnson & Johnson	12,916	2,109,958
Merck & Co., Inc.	12,662	1,090,451
Pfizer, Inc.	74,577	3,263,490
Takeda Pharmaceutical Co. Ltd.	97,200	2,524,068
Takeda Pharmaceutical Co. Ltd., ADR	201,504	2,613,507
		17,853,982
Professional Services — 3.2%
CACI International, Inc., Class A(1)	16,937	4,421,573
FTI Consulting, Inc.(1)	6,987	1,157,816
Leidos Holdings, Inc.	38,062	3,329,283
Science Applications International Corp.	18,536	1,639,139
		10,547,811
Real Estate Management and Development — 1.3%
CBRE Group, Inc., Class A(1)	62,996	4,252,860
Road and Rail — 0.6%
Knight-Swift Transportation Holdings, Inc.	19,037	931,480
Landstar System, Inc.	416	60,058
Schneider National, Inc., Class B	50,652	1,028,236
		2,019,774
Semiconductors and Semiconductor Equipment — 3.5%
Advanced Micro Devices, Inc.(1)	21,268	1,347,541
ASE Technology Holding Co. Ltd., ADR	139,358	695,396
Broadcom, Inc.	8,360	3,711,924
Marvell Technology, Inc.	35,333	1,516,139
NXP Semiconductors NV	10,259	1,513,305
STMicroelectronics NV, NY Shares	90,761	2,808,145
		11,592,450
Software — 1.7%
Dropbox, Inc., Class A(1)	150,221	3,112,579
Salesforce, Inc.(1)	4,328	622,540
Synopsys, Inc.(1)	5,830	1,781,123
		5,516,242
Specialty Retail — 1.7%
AutoNation, Inc.(1)	27,249	2,775,856
Penske Automotive Group, Inc.	14,584	1,435,503
Williams-Sonoma, Inc.	11,767	1,386,741
		5,598,100
Textiles, Apparel and Luxury Goods — 0.4%
Tapestry, Inc.	49,693	1,412,772
Wireless Telecommunication Services — 1.6%
T-Mobile US, Inc.(1)	15,350	2,059,509
Vodafone Group PLC, ADR	278,260	3,152,686
		5,212,195
TOTAL COMMON STOCKS (Cost $344,309,704)		330,089,349
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	106,903	106,903

Repurchase Agreements — 1.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 1/15/25 - 5/15/47, valued at $528,885), in a joint trading account at 2.86%, dated 9/30/22, due 10/3/22 (Delivery value $520,019)	519,895
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.25%, 6/30/29, valued at $2,652,043), at 2.95%, dated 9/30/22, due 10/3/22 (Delivery value $2,600,639)	2,600,000
3,119,895
TOTAL SHORT-TERM INVESTMENTS (Cost $3,226,798)	3,226,798
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $347,536,502)	333,316,147
OTHER ASSETS AND LIABILITIES — 0.2%	563,524
TOTAL NET ASSETS — 100.0%	$333,879,671

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	10	December 2022	$834,900	$34,572
S&P 500 E-Mini	23	December 2022	4,141,725	296,949
			$4,976,625	$331,521
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	321,648,340	8,441,009	—
Short-Term Investments	106,903	3,119,895	—
	321,755,243	11,560,904	—
Other Financial Instruments
Futures Contracts	331,521	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.